Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

January 17, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Ivy Variable Insurance Portfolios (the “Registrant”)
File No. 811-05017

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Proxy Statement/Prospectus and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of one series of Delaware VIP Trust and one series of the Registrant (each an “Acquired Fund”) with and into two series of the Registrant (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware VIP Global Equity, a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth, a series of Ivy Variable Insurance Portfolios
Delaware VIP International Series, a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity, a series of Ivy Variable Insurance Portfolios

This Registration Statement is being filed to register Class II shares of the Delaware Ivy VIP Global Growth, a series of the Registrant, that will be issued to shareholders of the Delaware VIP Global Equity, a series of the Registrant, and Class I and Class II shares of the Delaware Ivy VIP International Core Equity, a series of  the Registrant, that will be issued to shareholders of the Delaware VIP International Series, a series of Delaware VIP Trust, in connection with the transfer of substantially all of the assets of each Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on March 25, 2024.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Emilia P. Wang
Macquarie Asset Management
Mark R. Greer
Jonathan M. Kopcsik
Bruce G. Leto